Events after the reporting date	12 Months Ended
Dec. 31, 2025
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
6.11 EVENTS AFTER THE REPORTING DATE
Treasury share buy-back program
In connection with the buy-back program for Ferrovial SE own shares explained in Note 5.1, over the course of 2026 until February 24, 1,628,929 treasury shares were acquired at an average price of EUR 58.64 per share totaling EUR 96 million